MoA Retirement Income Fund Investment Strategy - MoA Retirement Income Fund	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies.
Strategy Narrative [Text Block]	The Fund invests in shares of other series of the MoA Funds in proportions that the Adviser selects to seek to meet the objective of the Fund. The Fund generally invests a significantly greater proportion of its assets in shares of fixed income MoA Funds than in equity MoA Funds. As of December 31, 2025, the Fund’s asset allocation among the underlying funds was Fixed Income: 70% and Equity: 30%.